UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lakewood Capital Management, LP
Address: 650 Madison Ave
         25th Floor
         New York, New York  10022

13F File Number:  028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael C. Antonacci
Title:     Chief Financial Officer
Phone:     (212) 584-2213

Signature, Place, and Date of Signing:

 /s/   Michael C. Antonacci     New York, New York     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:    $1,502,633 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-14591                     Lakewood Capital Partners LP
2    028-14592                     Lakewood Capital Advisors, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    58961  1153165 SH       DEFINED 1      2      1153165        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    74788  1926520 SH       DEFINED 1      2      1926520        0        0
APPLE INC                      COM              037833100    18215    41150 SH       DEFINED 1      2        41150        0        0
ASHFORD HOSPITALITY TR INC     9% CUM PFD SER E 044103505     1301    47135 SH       DEFINED 1      2        47135        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    44513  1153782 SH       DEFINED 1      2      1153782        0        0
ASSURED GUARANTY LTD           COM              G0585R106    26096  1266171 SH       DEFINED 1      2      1266171        0        0
BABCOCK & WILCOX CO NEW        COM              05615F102    43729  1539222 SH       DEFINED 1      2      1539222        0        0
BARCLAYS BK PLC                IPATH S&P MT ETN 06740C519    11139   517138 SH       DEFINED 1      2       517138        0        0
BENCHMARK ELECTRS INC          COM              08160H101    10153   563423 SH       DEFINED 1      2       563423        0        0
CAPITAL ONE FINL CORP          COM              14040H105    30915   562600 SH       DEFINED 1      2       562600        0        0
CF INDS HLDGS INC              COM              125269100    12728    66857 SH       DEFINED 1      2        66857        0        0
CIGNA CORPORATION              COM              125509109    56903   912343 SH       DEFINED 1      2       912343        0        0
CME GROUP INC                  COM              12572Q105    10377   168983 SH       DEFINED 1      2       168983        0        0
CSG SYS INTL INC               COM              126349109    10405   491048 SH       DEFINED 1      2       491048        0        0
CURRENCYSHARES EURO TR         EURO SHS         23130C108    11487    90383 SH       DEFINED 1      2        90383        0        0
DANA HLDG CORP                 COM              235825205    26576  1490534 SH       DEFINED 1      2      1490534        0        0
ENPRO INDS INC                 COM              29355X107    43474   849608 SH       DEFINED 1      2       849608        0        0
ENPRO INDS INC                 DBCV 3.938%10/1  29355XAB3     5080  3190000 SH       DEFINED 1      2      3190000        0        0
FEDEX CORP                     COM              31428X106    50844   517764 SH       DEFINED 1      2       517764        0        0
GENERAL MTRS CO                COM              37045V100    33458  1202647 SH       DEFINED 1      2      1202647        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     8412    57168 SH       DEFINED 1      2        57168        0        0
GOOGLE INC                     CL A             38259P508     6477     8155 SH       DEFINED 1      2         8155        0        0
HESS CORP                      COM              42809H107     3322    46385 SH       DEFINED 1      2        46385        0        0
HUMANA INC                     COM              444859102    16649   240907 SH       DEFINED 1      2       240907        0        0
INGRAM MICRO INC               CL A             457153104    98951  5027985 SH       DEFINED 1      2      5027985        0        0
KKR FINL HLDGS LLC             COM              48248A306    23535  2126043 SH       DEFINED 1      2      2126043        0        0
KOHLS CORP                     COM              500255104    36258   786000 SH       DEFINED 1      2       786000        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109    29778   460742 SH       DEFINED 1      2       460742        0        0
LORAL SPACE & COMMUNICATNS I   COM              543881106     2080    33612 SH       DEFINED 1      2        33612        0        0
MICROSOFT CORP                 COM              594918104    67104  2345877 SH       DEFINED 1      2      2345877        0        0
NABORS INDUSTRIES LTD          SHS              G6359F103    17988  1109000 SH       DEFINED 1      2      1109000        0        0
NASDAQ OMX GROUP INC           COM              631103108    47061  1456996 SH       DEFINED 1      2      1456996        0        0
ORACLE CORP                    COM              68389X105    98292  3040271 SH       DEFINED 1      2      3040271        0        0
PRIMERICA INC                  COM              74164M108    20511   625730 SH       DEFINED 1      2       625730        0        0
QUALCOMM INC                   COM              747525103    41704   623000 SH       DEFINED 1      2       623000        0        0
RESOLUTE FST PRODS INC         COM              76117W109     1942   120000 SH       DEFINED 1      2       120000        0        0
ROCK-TENN CO                   CL A             772739207    24138   260132 SH       DEFINED 1      2       260132        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     2858  1597100 SH       DEFINED 1      2      1597100        0        0
SELECT INCOME REIT             COM SH BEN INT   81618T100    38756  1465244 SH       DEFINED 1      2      1465244        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     4115    26639 SH       DEFINED 1      2        26639        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    29061  1530335 SH       DEFINED 1      2      1530335        0        0
SPIRIT RLTY CAP INC            COM              84860F109    36632  1928004 SH       DEFINED 1      2      1928004        0        0
STATE STR CORP                 COM              857477103     5414    91616 SH       DEFINED 1      2        91616        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100    44137   849444 SH       DEFINED 1      2       849444        0        0
TRIPLE-S MGMT CORP             CL B             896749108    11188   642247 SH       DEFINED 1      2       642247        0        0
U S AIRWAYS GROUP INC          COM              90341W108    42564  2508200 SH  CALL DEFINED 1      2      2508200        0        0
VARIAN MED SYS INC             COM              92220P105    13465   187009 SH       DEFINED 1      2       187009        0        0
VIRGIN MEDIA INC               COM              92769L101    20005   408508 SH       DEFINED 1      2       408508        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    29978  1055575 SH       DEFINED 1      2      1055575        0        0
WAL-MART STORES INC            COM              931142103    24020   321000 SH       DEFINED 1      2       321000        0        0
WESTERN DIGITAL CORP           COM              958102105    28426   565232 SH       DEFINED 1      2       565232        0        0
XEROX CORP                     COM              984121103     3037   353182 SH       DEFINED 1      2       353182        0        0
XL GROUP PLC                   SHS              G98290102    43633  1440043 SH       DEFINED 1      2      1440043        0        0